Issued Capital and Reserves - Number of shares issued and outstanding (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Issued Capital and Reserves
Common shares issued and outstanding beginning	224,338,257	223,988,675
Share issuances for option exercises and RSU releases	821,105	317,005
Common shares issued and outstanding ending	225,159,362	224,305,680